Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks	$ 9,381	$ 8,171
Interest-bearing demand deposits	37,147	11,437
Cash and cash equivalents	46,528	19,608
Available-for-sale securities, amortized cost of $240,793 and $252,761 at December 31, 2025 and 2024	234,204	240,631
Loans, net of allowance for credit losses of $4,261 and $4,026 at December 31, 2025 and 2024, respectively	487,298	486,945
Premises and equipment	34,095	23,599
Federal Home Loan Bank stock	4,030	4,026
Foreclosed assets held for sale, net	2,540	3,363
Core deposit intangible assets		122
Goodwill	682	682
Accrued interest receivable	3,982	4,322
Deferred federal income tax	3,383	4,011
Bank-owned life insurance	30,920	19,852
Other assets	9,783	9,495
Total Assets	857,445	816,656
Deposits
Demand	335,422	320,690
Savings	124,213	125,120
Time	181,731	167,684
Total deposits	641,366	613,494
Securities sold under repurchase agreements	29,403	30,494
Subordinated debentures	23,909	23,847
Advances Federal Home Loan Bank	75,000	75,000
Lease liability - finance lease	2,958	2,873
Interest payable and other liabilities	14,294	7,491
Total liabilities	786,930	753,199
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued
Common stock, $1 par value; authorized 10,000,000 shares; issued 2025 - 6,213,141 shares, 2024 - 6,203,141 shares; outstanding 2025 - 5,756,852 shares, 2024 - 5,793,611 shares	6,213	6,203
Additional paid-in capital	27,073	26,373
Retained earnings	48,576	46,307
Stock held by deferred compensation plan; 2025 - 194,971 shares, 2024 - 172,667 shares	(2,431)	(2,078)
Accumulated other comprehensive loss	(5,351)	(10,100)
Treasury stock, at cost 2025 - 261,318 shares, 2024 - 236,863 shares	(3,565)	(3,248)
Total stockholders' equity	70,515	63,457
Total liabilities and stockholders' equity	$ 857,445	$ 816,656